THE UNITED STATES SECURITIES
AND EXCHANGE COMMISSION
Ms. Jennifer Hardy
Branch Chief
Division of Corporation Finance
450 Fifth Street, N.W., Mail Stop 0304
Washington, D.C. 20549-0304

Re:	Stinger Systems, Inc. (The “Company”) Form S-1 Filed February 7, 2005 (The “Registration”) File No. 333-122583
Dear Ms. Hardy:
The Company respectfully requests that the Registration be declared effective as of 4:30 p.m. Eastern time on November 14, 2005. The Company acknowledges that:
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Very truly yours,
/s/ Robert F. Gruder
Robert F. Gruder, CEO